STOCK-BASED COMPENSATION (Details 2) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 725,625	$ 1,177,683	$ 992,757
Research and development
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	53,812	423,925	325,208
General and administrative
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 671,813	$ 753,758	$ 667,549